ACCUMULATED OTHER COMPREHENSIVE INCOME	6 Months Ended
Jun. 30, 2021
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
a) Attributable to Limited Partners

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2021	$1,015	$(1,562)	$37	$(14)	$39	$(36)	$973	$452
Other comprehensive (loss) income(1)	(49)	15	(20)	39	106	5	3	99
Other items(2),(3)	(170)	—	—	—	—	—	—	(170)
Balance at June 30, 2021	$796	$(1,547)	$17	$25	$145	$(31)	$976	$381

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income (loss)
Balance at January 1, 2020	$899	$(1,324)	$30	$(82)	$—	$(18)	$968	$473
Other comprehensive (loss) income	(16)	(620)	46	(42)	30	—	28	(574)
Issuance of BIPC exchangeable shares(4)	—	18	—	—	—	—	—	18
Other items(5),(6)	(43)	(31)	—	—	—	—	—	(74)
Balance at June 30, 2020	$840	$(1,957)	$76	$(124)	$30	$(18)	$996	$(157)
b) Attributable to General Partner

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2021	$7	$(12)	$2	$1	$—	$—	$5	$3
Other comprehensive income	—	—	—	—	—	—	—	—
Balance at June 30, 2021	$7	$(12)	$2	$1	$—	$—	$5	$3

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2020	$6	$(9)	$2	$—	$—	$—	$5	$4
Other comprehensive loss	—	(3)	—	—	—	—	—	(3)
Balance at June 30, 2020	$6	$(12)	$2	$—	$—	$—	$5	$1
c) Attributable to Non-controlling interest – Redeemable Partnership Units held by Brookfield

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2021	$438	$(647)	$17	$(9)	$13	$(12)	$409	$209
Other comprehensive (loss) income(1)	(20)	8	(9)	16	43	2	1	41
Other items(2),(3)	(69)	—	—	—	—	—	—	(69)
Balance at June 30, 2021	$349	$(639)	$8	$7	$56	$(10)	$410	$181

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income (loss)
Balance at January 1, 2020	$391	$(546)	$14	$(37)	$(2)	$(4)	$407	$223
Other comprehensive (loss) income	(7)	(257)	19	(18)	12	(1)	12	(240)
Issuance of BIPC exchangeable shares(4)	—	5	—	—	—	—	—	5
Other items(5),(6)	(18)	(13)	—	—	—	—	—	(31)
Balance at June 30, 2020	$366	$(811)	$33	$(55)	$10	$(5)	$419	$(43)
d) Attributable to Non-controlling interest – BIPC exchangeable shares

US$ MILLIONS	Revaluation surplus	Foreign currency translation & other	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2021	$27	$28	$(6)	$22	$5	$(3)	$(11)	$62
Other comprehensive (loss) income(1)	(7)	2	(3)	6	16	—	1	15
Other items(2),(3)	(27)	—	—	—	—	—	—	(27)
Balance at June 30, 2021	$(7)	$30	$(9)	$28	$21	$(3)	$(10)	$50

US$ MILLIONS	Revaluation surplus	Foreign currency translation & other	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income (loss)
Balance at January 1, 2020	$—	$—	$—	$—	$—	$—	$—	$—
Other comprehensive income (loss)	—	—	—	5	4	(1)	(7)	1
Issuance of BIPC exchangeable shares(4)	—	(23)	—	—	—	—	—	(23)
Balance at June 30, 2020	$—	$(23)	$—	$5	$4	$(1)	$(7)	$(22)
e) Attributable to Non-controlling interest – Exchange LP Units

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2021	$4	$(1)	$—	$—	$—	$—	$2	$5
Other comprehensive income	—	—	—	—	—	—	—	—
Balance at June 30, 2021	$4	$(1)	$—	$—	$—	$—	$2	$5

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2020	$3	$1	$—	$(1)	$—	$—	$2	$5
Other comprehensive loss	—	(2)	—	—	—	—	—	(2)
Balance at June 30, 2020	$3	$(1)	$—	$(1)	$—	$—	$2	$3

1.On May 24, 2021, Finance Bill 2021 in the U.K. became substantively enacted. As a result, effective April 2023, the U.K. tax rate will increase from 19% to 25%. During the three and six-month periods ended June 30, 2021, net income and accumulated other comprehensive income included $178 million and $90 million of deferred tax expenses, respectively, related to the rate change.
2.In relation to the disposition of a 25% interest in our Canadian district energy operation, $124 million of accumulated other comprehensive (net of tax) of revaluation surplus gains were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital. Refer to Note 5, Disposition of Businesses, for further details.
3.In relation to the disposition of our smart meters business in the U.K., $142 million of accumulated other comprehensive (net of tax) of revaluation surplus gains were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital. Refer to Note 5, Disposition of Businesses, for further details.
4.In relation to the special distribution of BIPC, $23 million of accumulated other comprehensive income was reallocated to BIPC exchangeable shares. Refer to Note 2, Summary of Accounting Policies, for further details.
5.In relation to the partial disposition of a further 33% interest in our Chilean toll road business, $44 million of accumulated other comprehensive loss was reclassified directly to retained earnings in the Consolidated Statements of Partnership Capital.
6.In relation to the disposition of a 17% interest in our Colombian regulated distribution operation, $61 million (net of tax) of revaluation surplus gains were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital.